Related Party Disclosures (Tables)	12 Months Ended
Dec. 31, 2021
Related party [Abstract]
Company's which have entered into related party transaction with	The consolidated financial statements include the following subsidiaries which are all wholly owned, except for GLOBALFOUNDRIES (Chengdu) Integrated Circuit Manufacturing Co., Limited, Advanced Mask Technology Centre GmbH & Co. KG, Maskhouse Building Administration GmbH & Co. KH, Advanced Mask Technology Center Verwaltungs GmbH, and Maskhouse Building Administration Verwaltungs GmbH:

Subsidiary	Jurisdiction of Incorporation or Organization	December 31, 2019	December 31, 2020	December 31, 2021
GLOBALFOUNDRIES Dresden Module One LLC	United States	X	X	X
GLOBALFOUNDRIES Dresden Module Two LLC	United States	X	X	X
GLOBALFOUNDRIES Innovation Investments LLC	United States	X	X	X
GLOBALFOUNDRIES Investments LLC	United States	X	X	X
GLOBALFOUNDRIES U.S. Inc.	United States	X	X	X
GLOBALFOUNDRIES U.S. 2 LLC	United States	X	X	X
GLOBALFOUNDRIES Borrower LLC	United States	X	X	X
Hudson Valley Research Park Sewage Works Corporation	United States	X	X	X
GLOBALFOUNDRIES Dresden Module One Holding GmbH	Germany	X	X	X
GLOBALFOUNDRIES Dresden Module One LLC & Co. KG	Germany	X	X	X
GLOBALFOUNDRIES Dresden Module Two LLC & Co. KG	Germany	X	X	X
GLOBALFOUNDRIES Dresden Module Two Holding GmbH	Germany	X	X	X
GLOBALFOUNDRIES Management Services LLC & Co. KG	Germany	X	X	X
Advanced Mask Technology Centre GmbH & Co. KG (50%)	Germany	N/A	X	X
Maskhouse Building Administration GmbH & Co. KH (50%)	Germany	N/A	X	X
Advanced Mask Technology Center Verwaltungs GmbH (50%)	Germany	N/A	X	X
Maskhouse Building Administration Verwaltungs GmbH (50%)	Germany	N/A	X	X
GLOBALFOUNDRIES Europe Sales & Support GmbH	Germany	N/A	X	X
GLOBALFOUNDRIES Engineering Private Limited	India	X	X	X
GLOBALFOUNDRIES Japan Ltd.	Japan	X	X	X
GLOBALFOUNDRIES Netherlands Cooperatief U.A.	The Netherlands	X	X	X
GLOBALFOUNDRIES Netherlands Holding B.V.	The Netherlands	X	X	X
GLOBALFOUNDRIES Netherlands B.V.	The Netherlands	X	X	N/A
GLOBALFOUNDRIES Bulgaria EAD	Bulgaria	X	X	X
GF Asia Investments Pte. Ltd.	Singapore	X	X	X
GF Asia Sales Pte. Ltd.	Singapore	N/A	N/A	X
GLOBALFOUNDRIES Singapore Pte. Ltd.	Singapore	X	X	X
GLOBALFOUNDRIES Taiwan Ltd.	Taiwan	X	X	X
GLOBALFOUNDRIES Europe Ltd.	United Kingdom	X	X	X
GLOBALFOUNDRIES (Chengdu) Integrated Circuit Manufacturing Co., Limited (51%)	China	X	X	X
GLOBALFOUNDRIES China (Beijing) Co., Limited	China	X	X	X
GLOBALFOUNDRIES China (Shanghai) Co., Limited	China	X	X	X
Nanjing APD Technologies Co. Ltd.	China	X	X	X
Below are the related parties which the Company has entered into transactions with:

	December 31, 2020	December 31, 2021
Related Party Name
SMP	Joint venture	Joint venture
Mubadala Treasury Holding Company (“MTHC”)	Shareholder entity	Shareholder entity
Mubadala Technology Investments LLC (“Mubadala Technology”)	Shareholder entity	Shareholder entity

Schedule of related party transactions
The following table presents the related party transactions included in the consolidated statements of operations and comprehensive loss:

	December 31, 2019	December 31, 2020	December 31, 2021
Purchases and recharges from:
SMP(1)	$61,950	$57,579	$59,596
AMTC	124,196	—	—
	$186,146	$57,579	$59,596

Other transactions with:
SMP (reimbursement of expenses and contribution of tools)	$51,251	$47,065	$44,808
AMTC	27,527	—	—
Mubadala Technology (reimbursement of expenses)	496	618	2,602
BAC	263	—	—
	$79,537	$47,683	$47,410
(1)Purchases from SMP were primarily comprised of wafers.
Schedule of balances with related parties included in the consolidated statements of financial position
Balances with related parties included in the consolidated statements of financial positions are as follows:

	December 31, 2020		December 31, 2021
	Due from Related Parties	Due to Related Parties	Due from Related Parties	Due to Related Parties
SMP	$8,734	10,480	$8,133	$9,025
Mubadala Technology	—	313	—	96
Total(1)	$8,734	10,793	$8,133	9,121
(1)The total amounts of $8,734 and $8,133 due from related parties as of the years ended December 31, 2020 and 2021, respectively, has been included in receivables, prepayments and other assets (see Note 16). The total amounts of $10,793 and $9,121 due to related parties’ balance for the years ended December 2020 and 2021, respectively, has been included in trade and other payables (see Note 25).
Schedule of compensation to key management personnel
The compensation of key management personnel during the following years were as follows:

	2020	2021
Chief Executive Officer and Chief Financial Officer
Short-term benefits	$11,260	$8,316
Share-based payments(1)	—	42,034
Board of Directors	800	2,887
	$12,060	$53,237
(1)2021 amount represents the share-based payment expense for all vested options that were issued prior to 2021. The Company started recognizing share-based payment expense in the second quarter of 2021 when an IPO became probable. See Note 30 for more information on share-based payment expense recognition.